Taxation - Schedule of Rollforward of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Rollforward of Valuation Allowance [Abstract]
Beginning balance	$ 48,363	$ 18,556
Ending balance	89,977	48,363
Allowance made during the year	42,532	30,319
Effect of exchange rate differences	$ (918)	$ (512)